Short-term Loans Receivable and Short-term Borrowings (Details) - USD ($)	1 Months Ended							6 Months Ended
	Jun. 23, 2020	Mar. 05, 2020	Dec. 31, 2019	Dec. 20, 2019	Dec. 05, 2019	Nov. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Aug. 31, 2020	Jan. 03, 2020
Short-term Loans Receivable and Short-term Borrowings (Textual)
Notes receivable				$ 1,626,000		$ 128,415
Notes due date				Jun. 20, 2020
Accrue interest rate				6.00%	13.00%	12.00%	15.00%	6.00%
Interest income earned								$ 49,000
Short-term borrowings							$ 20,409,250	$ 1,284,155
Separate loan agreements							$ 19,108,159
Due dates ranging, beginning							Nov. 27, 2019	Dec. 05, 2019
Due dates ranging, end							Dec. 05, 2019	Mar. 05, 2020
Original borrowing agreement			$ 1,300,000		$ 19,100,000
Deed of Novation Borrowers								$ 19,100,000
original loan agreements								19,100,000
Gain from forgiveness of debts								26,000
Repayment of remaining outstanding										$ 128,415
Repayment aggregate of approximately	$ 663,000
Interest expense incurred on the remaining outstanding balance								71,000
Subsequent Event [Member]
Short-term Loans Receivable and Short-term Borrowings (Textual)
Repayment of remaining outstanding									$ 621,000
China Tonghai Financial [Member]
Short-term Loans Receivable and Short-term Borrowings (Textual)
Due dates ranging, beginning		Mar. 05, 2020
Due dates ranging, end		Apr. 06, 2020
Repayment of remaining outstanding		$ 1,284,155
Short-term Loans Receivable [Member]
Short-term Loans Receivable and Short-term Borrowings (Textual)
Aggregate principal amount								442,000
Interest income earned								$ 1,500
Lion Financial Group Limited [Member]
Short-term Loans Receivable and Short-term Borrowings (Textual)
Notes receivable							$ 510,230
Accrue interest rate							12.00%
Repayment of remaining outstanding										$ 128,415